Income Taxes - Summary of Movement in Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Balance - beginning of year	$ 1,457	$ 195
Recognized in income	298	(568)
Recognized in other comprehensive income	(339)	430
Recognized in goodwill		1,400
Balance - end of year	$ 1,416	$ 1,457